Deferred tax assets and liabilities (Details 4) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets and liabilities [abstract]
Unremitted earnings retained by consolidated entities for reinvestment	$ 29	$ 27